Subsidiaries (Schedule of Consideration Transaction) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Identifiable assets and liabilities transferred:
Trade and other receivables	₪ 895	₪ 796
Property, plant and equipment, net	1,598	1,659
Intangible assets and others, net	1,260	1,207
Other payables, including derivatives	277	₪ 279
Capital gain from sale	10
Netvision Ltd [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred	25
Identifiable assets and liabilities transferred:
Cash and cash equivalents	(12)
Trade and other receivables	(4)
Property, plant and equipment, net	(2)
Intangible assets and others, net	(23)
Trade payables and accrued expenses	7
Other payables, including derivatives	4
Non-controlling interests	15
Total net identifiable assets	15
Capital gain from sale	₪ 10